Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Schedule of Income Tax Expense

Income tax expense in the consolidated statement of comprehensive income comprises:

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Current taxes
Domestic taxes	716	628	600
Foreign taxes	185	186	217
	901	814	817
Deferred taxes
Domestic taxes	85	(43)	3
Foreign taxes	(13)	(14)	(17)
	72	(57)	(14)
Income tax expense	973	757	803

Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before income taxes is summarized below:

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Profit before income taxes	3,596	3,095	3,003
Enacted tax rates in India	34.94%	34.94%	34.94%
Computed expected tax expense	1,256	1,083	1,049
Tax effect due to non-taxable income for Indian tax purposes	(346)	(383)	(386)
Overseas taxes	99	103	102
Tax provision (reversals)	(47)	(52)	(25)
Effect of differential overseas tax rates	(17)	(11)	—
Effect of exempt non-operating income	(5)	(6)	(8)
Effect of unrecognized deferred tax assets	1	7	13
Effect of non-deductible expenses	20	17	50
Branch profit tax (net of credits)	(4)	(5)	4
Others	16	4	4
Income tax expense	973	757	803

Summary of Expiration of Unused Tax Losses

The following table provides details of expiration of unused tax losses for fiscal 2021:

(Dollars in millions)
Year
2022	9
2023	28
2024	19
2025	15
2026	19
Thereafter	420
Total	510

The following table provides details of expiration of unused tax losses for fiscal 2020:

(Dollars in millions)
Year
2021	11
2022	19
2023	28
2024	23
2025	16
Thereafter	325
Total	422

Summary of Income Tax Assets and Income Tax Liabilities

The following table provides the details of income tax assets and income tax liabilities as of March 31, 2021 and March 31, 2020:

(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Income tax assets	795	712
Current income tax liabilities	(294)	(197)
Net current income tax assets / (liabilities) at the end	501	515

The gross movement in the current income tax asset / (liability) for fiscal 2021, 2020 and 2019 is as follows:

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Net current income tax asset / (liability) at the beginning	515	748	617
Translation differences	17	(51)	(34)
Income tax paid	863	639	975
Current income tax expense	(901)	(814)	(817)
Income tax on other comprehensive income	1	(3)	1
Reclassified under assets held for sale (refer note no 2.10)	—	—	3
Reclassified from held for sale (Refer note 2.10)	—	—	2
Income tax benefit arising on exercise of stock options	6	1	1
Tax impact on buyback expenses	—	1	1
Additions through business combination	—	(6)	(1)
Net current income tax asset / (liability) at the end	501	515	748

Summary of Movement in Gross Deferred Income Tax Assets and Liabilities

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2021 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2020	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2021
Deferred income tax assets / (liabilities)
Property, plant and equipment	32	2	—	—	1	35
Lease liabilities	18	4	—	—	1	23
Accrued compensation to employees	7	(1)	—	—	—	6
Trade receivables	26	3	—	—	1	30
Compensated absences	57	9	—	—	2	68
Post sales client support	15	1	—	—	–	16
Credits related to branch profits	50	(1)	—	—	(1)	48
Derivative financial instruments	21	(28)	—	(1)	—	(8)
Intangibles	3	1	—	—	—	4
Intangibles arising on business combinations	(56)	10	(3)	—	(1)	(50)
Branch profit tax	(73)	5	—	—	—	(68)
SEZ reinvestment reserve	(11)	(72)	—	—	(1)	(84)
Others	14	(5)	—	—	1	10
Total Deferred income tax assets / (liabilities)	103	(72)	(3)	(1)	3	30

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2020 is as follows:

							(Dollars in millions)
	Carrying value as of April 1, 2019	Changes through profit and loss	Addition through business combination	Changes through OCI	Reclassification	Impact on account of IFRS 16 adoption	Translation difference	Carrying value as of March 31, 2020
Deferred income tax assets / (liabilities)
Property, plant and equipment	38	(3)	—	—	—	—	(3)	32
Lease liabilities	—	10	—	—	8	1	(1)	18
Accrued compensation to employees	4	3	—	—	—	—	—	7
Trade receivables	26	3	—	—	—	—	(3)	26
Compensated absences	57	5	—	—	—	—	(5)	57
Post sales client support	15	1	—	—	—	—	(1)	15
Credits related to branch profits	49	1	—	—	—	—	—	50
Derivative financial instruments	(15)	35	—	2	—	—	(1)	21
Intangibles	2	—	—	—	—	—	1	3
Intangibles arising on business combinations	(19)	6	(45)	—	—	—	2	(56)
Branch profit tax	(78)	4	—	—	—	—	1	(73)
SEZ reinvestment reserve	—	(12)	—	—	—	—	1	(11)
Others	22	4	1	(1)	(8)	—	(4)	14
Total Deferred income tax assets / (liabilities)	101	57	(44)	1	—	1	(13)	103

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2019 is as follows:

						(Dollars in millions)
	Carrying value as of April 1, 2018	Changes through profit and loss	Addition through business combination	Changes through OCI	Reclassified from Held for Sale	Translation difference	Carrying value as of March 31, 2019
Deferred income tax assets / (liabilities)
Property, plant and equipment	33	7	—	—	—	(2)	38
Accrued compensation to employees	2	2	—	—	—	—	4
Trade receivables	22	5	—	—	—	(1)	26
Compensated absences	56	4	—	—	—	(3)	57
Post sales client support	15	1	—	—	—	(1)	15
Credits related to branch profits	52	(3)	—	—	—	—	49
Derivative financial instruments	2	(16)	—	(1)	—	—	(15)
Intangibles	1	1	—	—	—	—	2
Intangibles arising on business combinations	(6)	9	(8)	—	(12)	(2)	(19)
Branch profit tax	(77)	(1)	—	—	—	—	(78)
Others	14	5	(1)	1	4	(1)	22
Total Deferred income tax assets / (liabilities)	114	14	(9)	—	(8)	(10)	101

The tax effects of significant temporary differences that resulted in deferred income tax assets and liability is as follows:

	(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Deferred income tax assets after set off	150	231
Deferred income tax liabilities after set off	(120)	(128)